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PROSPECTUS SUPPLEMENT DATED OCTOBER 3, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND

AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

The following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE -- GLOBAL REAL ESTATE -- INSTITUTIONAL CLASS" on page 11 of the prospectus:

"AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------- --------- -------- ---------- ------------ -----------
(for the periods ended                                      1         5        10        SINCE      INCEPTION
December 31, 2007)                                         YEAR     YEARS     YEARS    INCEPTION(1)   DATE
-------------------------------------------------------- --------- -------- ---------- ------------ -----------
GLOBAL REAL ESTATE -- INSTITUTIONAL CLASS                                                           04/29/05
    Return Before Taxes                                    (5.10)     -        -         18.68
    Return After Taxes on Distributions                    (7.75)     -        -         16.53
    Return After Taxes on Distributions and Sale of
       Fund Shares                                         (2.79)     -        -         15.04
-------------------------------------------------------- --------- -------- ---------- ----------- -------------
MSCI World Index(SM)(11)                                    9.04      -        -         15.89(12)  04/30/05(12)
FTSE EPRA/NAREIT Global Real Estate Index(13,14)           (6.96)     -        -         18.04(12)  04/30/05(12)
Lipper Global Real Estate Funds Category Average(13,15)   (10.07)     -        -         14.05(12)  04/30/05(12)
Lipper Real Estate Funds Index(13,16)                     (13.50)     -        -         10.36(12)  04/30/05(12)"

The following information replaces in its entirety the information appearing in footnotes 11 through 15, a new footnote is being added as footnote 16 and all subsequent footnotes are hereby renumbered accordingly under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE" on pages 12 through 13 of the prospectus:

"(11) The Morgan Stanley Capital Investment World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

(12) The average annual total return given is since the month-end closest to the inception date of the class with the longest performance history.

(13) Global Real Estate has also included the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Real Estate Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Global Real Estate Funds Category Average (which may or may not include the fund) is included for comparison to a peer group. The fund has elected to use the Lipper Global Real Estate Funds Category Average as its peer group benchmark instead of the Lipper Real Estate Funds Index because new Lipper categories were created which represent portfolios with similar investment styles.

(14) The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by the FTSE Group, National Association of Real Estate Investment Trusts, and European Public Real Estate Association.

(15) The Lipper Global Real Estate Funds Category Average represents an average of all funds in the Lipper Global Real Estate Funds category. These funds invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

(16) The Lipper Real Estate Funds Index is an equally weighted representation of the largest funds in the Lipper Real Estate Funds category. These funds invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry."